ClearShares Piton Intermediate Fixed Income ETF
Schedule of Investments
August 31, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 56.4%	Par	Value
United States Treasury Note/Bond
3.50%, 09/15/2025	$1,000,000	$999,757
4.88%, 04/30/2026	1,200,000	1,206,776
4.50%, 07/15/2026	1,000,000	1,005,007
3.50%, 09/30/2026	1,125,000	1,120,891
4.13%, 02/15/2027	1,650,000	1,658,862
2.75%, 04/30/2027	595,000	586,121
4.50%, 05/15/2027	2,200,000	2,229,348
4.38%, 07/15/2027	1,350,000	1,367,455
2.75%, 07/31/2027	2,026,000	1,992,563
3.38%, 09/15/2027	2,000,000	1,990,586
4.25%, 02/15/2028	5,325,000	5,405,603
3.63%, 05/31/2028	1,500,000	1,501,172
4.13%, 07/31/2028	2,275,000	2,308,325
1.13%, 08/31/2028	1,150,000	1,069,949
3.75%, 12/31/2028	1,700,000	1,707,637
1.88%, 02/28/2029	1,967,000	1,855,780
4.13%, 10/31/2029	975,000	992,577
4.00%, 02/28/2030	2,060,000	2,088,566
3.50%, 04/30/2030	1,500,000	1,488,223
3.75%, 05/31/2030	2,500,000	2,506,201
4.13%, 03/31/2031	1,350,000	1,373,810
4.13%, 07/31/2031	2,370,000	2,408,837
1.38%, 11/15/2031	3,000,000	2,592,187
1.88%, 02/15/2032	2,775,000	2,458,531
4.13%, 02/29/2032	2,100,000	2,129,080
4.00%, 07/31/2032	1,500,000	1,506,563
3.50%, 02/15/2033	3,775,000	3,658,506
3.38%, 05/15/2033	4,025,000	3,857,868
4.00%, 02/15/2034	3,775,000	3,752,365
4.25%, 11/15/2034	3,440,000	3,462,306
TOTAL U.S. TREASURY SECURITIES (Cost $62,651,202)		62,281,452

CORPORATE BONDS - 32.1%	Par	Value
Communications - 5.0%
Alphabet, Inc., 2.00%, 08/15/2026	1,000,000	981,440
Amazon.com, Inc., 3.60%, 04/13/2032	1,600,000	1,540,543
Cisco Systems, Inc., 5.05%, 02/26/2034	1,500,000	1,541,932
Verizon Communications, Inc., 3.15%, 03/22/2030	1,500,000	1,431,813
		5,495,728

Consumer, Cyclical - 4.5%
Costco Wholesale Corporation, 1.38%, 06/20/2027	1,000,000	957,449
Home Depot, Inc., 2.88%, 04/15/2027	1,000,000	984,226
McDonald's Corporation, 4.80%, 08/14/2028	1,000,000	1,022,494
NIKE, Inc., 2.75%, 03/27/2027	1,000,000	982,011
Target Corporation, 3.38%, 04/15/2029	1,100,000	1,077,762
		5,023,942

Consumer, Non-cyclical - 4.3%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 06/15/2034	1,200,000	1,227,524
Bristol-Myers Squibb Company, 3.25%, 02/27/2027	1,000,000	989,972
Pfizer, Inc., 2.75%, 06/03/2026	1,000,000	990,148
Sysco Corporation, 5.95%, 04/01/2030	1,500,000	1,595,664
		4,803,308

Energy - 1.3%
Chevron Corporation, 2.24%, 05/11/2030	1,500,000	1,383,246

Financial - 12.3%
American Express Company, 4.05%, 05/03/2029	1,000,000	1,002,696
Bank of America Corporation,Series MTN, 5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	1,500,000	1,523,779
Bank of New York Mellon Corporation,Series MTN, 6.47% to 10/25/2033 then SOFR + 1.85%, 10/25/2034	1,500,000	1,657,877
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	1,000,000	994,371
Blackrock, Inc., 3.20%, 03/15/2027	1,000,000	990,634
Citigroup, Inc., 4.60%, 03/09/2026	1,000,000	1,000,943
Goldman Sachs Group, Inc., 3.80%, 03/15/2030	1,313,000	1,290,096
JPMorgan Chase & Company, 4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	1,575,000	1,597,180
MetLife, Inc., 4.55%, 03/23/2030	1,400,000	1,426,754
PNC Financial Services Group, Inc., 4.81% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	1,275,000	1,289,085
US Bancorp,Series MTN, 2.22% to 01/27/2027 then SOFR + 0.73%, 01/27/2028	880,000	855,621
		13,629,036

Industrial - 2.4%
Lockheed Martin Corporation, 5.25%, 01/15/2033	1,350,000	1,407,499
Waste Management, Inc., 1.50%, 03/15/2031	1,500,000	1,298,604
		2,706,103

Technology - 0.9%
Apple, Inc., 3.35%, 08/08/2032	1,000,000	948,540

Utilities - 1.4%
Florida Power & Light Company, 4.80%, 05/15/2033	1,500,000	1,514,740
TOTAL CORPORATE BONDS (Cost $35,390,244)		35,504,643

U.S. GOVERNMENT AGENCY ISSUES - 10.0%	Par	Value
Federal Farm Credit Banks Funding Corporation, 4.50%, 08/14/2026	1,400,000	1,408,706
Federal Home Loan Banks
1.00%, 03/23/2026	1,696,500	1,667,651
0.90%, 02/26/2027	300,000	287,486
3.25%, 11/16/2028	3,000,000	2,972,451
Federal Home Loan Mortgage Corporation, 6.25%, 07/15/2032	590,000	670,269
Resolution Funding Corporation, 0.00%, 01/15/2030 (a)	2,600,000	2,194,623
Tennessee Valley Authority
3.88%, 03/15/2028	250,000	251,394
Series A, 2.88%, 02/01/2027	1,565,000	1,546,715
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $10,998,572)		10,999,295

MUNICIPAL BONDS - 0.3%	Par	Value
City of Austin TX Electric Utility Revenue, Class A, 2.68%, 11/15/2025	325,000	323,853
TOTAL MUNICIPAL BONDS (Cost $326,211)		323,853

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 4.22%(b)	466,553	466,553
TOTAL MONEY MARKET FUNDS (Cost $466,553)		466,553

TOTAL INVESTMENTS - 99.2% (Cost $109,832,782)		109,575,796
Other Assets in Excess of Liabilities - 0.8%		897,533
TOTAL NET ASSETS - 100.0%		$110,473,329
two		–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.		–%

PO Principal Only
SOFR - Secured Overnight Financing Rate

(a)	Zero coupon bonds make no periodic interest payments.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

ClearShares Piton Intermediate Fixed Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Securities	$–	$62,281,452	$–	$62,281,452
Corporate Bonds	–	35,504,643	–	35,504,643
U.S. Government Agency Issues	–	10,999,295	–	10,999,295
Municipal Bonds	–	323,853	–	323,853
Money Market Funds	466,553	–	–	466,553
Total Investments	$466,553	$109,109,243	$–	$109,575,796

Refer to the Schedule of Investments for further disaggregation of investment categories.